Changes in Number of Shares of Common Stock Outstanding (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Common Stock Outstanding [Line Items]
Beginning balance	242,268,903	241,679,942	223,263,132
Common Stock Issuance			17,250,000
Incentive Plan and Awards	189,793	300,376	479,359
Stock Options Exercised	149,385	419,846	938,249
Treasury Stock Purchased	(1,599,572)	(131,261)	(250,798)
Ending balance	241,008,509	242,268,903	241,679,942